Summary of Significant Accounting Policies (Details) - Schedule of Amounts and Percentages of Total Revenues ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue, Major Customer [Line Items]
Total revenues amount	¥ 7,796	$ 1,131	¥ 8,010	¥ 1,464
Total revenues percentage	100.00%	100.00%	100.00%	100.00%
Sourcing services [Member]
Revenue, Major Customer [Line Items]
Total revenues amount	¥ 4,428	$ 642	¥ 1,394	¥ 1,464
Total revenues percentage	56.80%	56.80%	17.40%	100.00%
Product sales [Member]
Revenue, Major Customer [Line Items]
Total revenues amount	¥ 3,061	$ 444	¥ 6,616
Total revenues percentage	39.30%	39.30%	82.60%
Battery-swapping services [Member]
Revenue, Major Customer [Line Items]
Total revenues amount	¥ 307	$ 45
Total revenues percentage	3.90%	3.90%